Cash Overdrafts And Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Cash overdrafts included in accounts payable	$ 10,500	$ 806
Cash equivalents	$ 80	$ 23,100
Cash equivalents weighted average rate of return	0.06%	0.08%
Maximum [Member]
Cash and Cash Equivalents [Line Items]
Repurchase agreement period, days	10 days